INVESTMENT SECURITIES (Details 3) (EUR €)	1 Months Ended	12 Months Ended
	Feb. 29, 2012	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2011 Notional Amount	Dec. 31, 2011 Carrying Amount	Dec. 31, 2012 Eligible GGBs Notional Amount		Dec. 31, 2011 Eligible GGBs Notional Amount	Dec. 31, 2010 Eligible GGBs Notional Amount	Dec. 31, 2012 Eligible GGBs Carrying Amount		Dec. 31, 2011 Eligible GGBs Carrying Amount	Dec. 31, 2010 Eligible GGBs Carrying Amount	Dec. 31, 2012 Non-eligible GGBs Notional Amount		Dec. 31, 2011 Non-eligible GGBs Notional Amount	Dec. 31, 2010 Non-eligible GGBs Notional Amount	Dec. 31, 2012 Non-eligible GGBs Carrying Amount		Dec. 31, 2011 Non-eligible GGBs Carrying Amount	Dec. 31, 2010 Non-eligible GGBs Carrying Amount	Dec. 31, 2012 New GGBs Notional Amount		Dec. 31, 2011 New GGBs Notional Amount	Dec. 31, 2010 New GGBs Notional Amount	Dec. 31, 2012 New GGBs Carrying Amount		Dec. 31, 2011 New GGBs Carrying Amount	Dec. 31, 2010 New GGBs Carrying Amount	Dec. 31, 2012 TOTAL GGBs Notional Amount		Dec. 31, 2011 TOTAL GGBs Notional Amount	Dec. 31, 2010 TOTAL GGBs Notional Amount	Dec. 31, 2012 TOTAL GGBs Carrying Amount		Dec. 31, 2011 TOTAL GGBs Carrying Amount	Dec. 31, 2010 TOTAL GGBs Carrying Amount
Bonds Roll Forward [Line Items]
Fair Value as of January 1,							€ 550,000,000		€ 12,963,717,000	€ 13,241,433,000	€ 206,865,000		€ 3,415,280,000	€ 9,750,785,000	€ 1,619,528,000		€ 1,519,979,000	€ 1,202,883,000	€ 1,514,494,000		€ 1,386,346,000	€ 1,176,433,000	€ 282,706,000		€ 0	€ 0	€ 79,589,000		€ 0	€ 0	€ 2,452,234,000		€ 14,483,696,000	€ 14,444,316,000	€ 1,800,948,000		€ 4,801,626,000	€ 10,927,218,000
Net purchases/sales/ maturity							(144,151,000)		(307,210,000)		(6,780,000)		(117,198,000)		99,549,000		317,096,000		18,446,000		231,145,000		288,786,000		0		64,930,000		0		244,184,000		9,886,000		76,596,000		113,947,000
Amortization of discounts							0		0		10,003,000		69,469,000		0		0		54,013,000		8,166,000		0		0		66,395,000		0		0		0		130,411,000		77,635,000
Fair Value adjustments (Trading)							0	[1]			(22,599,000)	[1]			0	[1]			0	[1]			0	[1]			0	[1]			0	[1]			(22,599,000)	[1]
Fair Value adjustments (AFS)							0	[1]			(252,704,000)	[1]			0	[1]			55,689,000	[1]			0	[1]			364,345,000	[1]			0	[1]			167,330,000	[1]
Fair Value adjustments (Trading & AFS)									0				(3,973,028,000)				0				(29,398,000)				0				0				0				(4,002,426,000)
OTTI for held-to-maturity							0	[1]	0		(98,436,000)	[1]	(2,347,320,000)		0	[1]	0		0	[1]	0		0	[1]	0		0	[1]	0		0	[1]	0		(98,436,000)	[1]	(2,347,320,000)
Currency translation differences for GGBs denominated in foreign currency							(22,195,000)		29,494,000		(6,444,000)		32,572,000		0		0		0		0		0		0		0		0		(22,195,000)		29,494,000		(6,444,000)		32,572,000
Exchanged at PSI							(12,247,371,000)				(2,831,455,000)				0				0				4,437,322,000				1,092,655,000				(7,810,049,000)				(1,738,800,000)
Buyback program							0				0				0				0				(4,443,402,000)				(1,508,736,000)				(4,443,402,000)				(1,508,736,000)
Fair Value as of December 31,							550,000,000		12,963,717,000	13,241,433,000	206,865,000		3,415,280,000	9,750,785,000	1,619,528,000		1,519,979,000	1,202,883,000	1,514,494,000		1,386,346,000	1,176,433,000	282,706,000		0	0	79,589,000		0	0	2,452,234,000		14,483,696,000	14,444,316,000	1,800,948,000		4,801,626,000	10,927,218,000
OTTI with respect to Greek government bonds eligible for the PSI
OTTI for available-for-sale (reclassified from AOCI)		(252,704,000)	(6,304,467,000)
OTTI for held-to-maturity		(98,436,000)	(2,347,320,000)
OTTI for held-to-maturity (reclassified from AOCI)			(119,127,000)	[2]
Total OTTI		10,415,000	(8,770,914,000)
Gain from buyback (reclassified from AOCI)		361,555,000
Instruments received for the PSI eligible Greek government bonds
New Greek government bonds					3,884,033,000	956,440,000
EFSF bonds					1,848,134,000	1,848,134,000
EFSF bond received for accrued interest					309,745,000	309,745,000
Detachable GDP -linked securities					3,884,033,000	26,881,000
Total instruments received for the PSI eligible Greek government bonds					9,925,944,000	3,141,199,000
Instruments received for the PSI eligible loans
New Greek government bonds					553,289,000	136,215,000
EFSF bonds					263,471,000	263,471,000
EFSF bond received for accrued interest					26,002,000	26,002,000
Detachable GDP -linked securities					553,289,000	4,083,000
Total instruments received for the eligible loans					1,396,052,000	429,772,000
Gain Recognized With Respect To Buyback [Abstract]
Fair value of instruments received		1,508,736,000
Amortized cost of instruments offered		(1,147,181,000)
Gain		361,555,000
Greek Government Bonds Eligible For Psi Textual Details [Abstract]
Exchange of Greek government bonds in the context of the PSI	4,400,000,000
Group offered bonds exchanged with 6-month EFSF bonds		4,400,000,000
New Greek Government bonds nominal value		4,443,400,000
New Greek Government bonds fair value		1,508,700,000
ESF bonds nominal and fair value		€ 1,508,700,000

[1]	(1) Immediately before the PSI exchange in March 2012, the fair value of the Eligible GGBs exchanged in the PSI was set equal to the total fair value of the securities received, i.e. the sum of fair value of the new Greek government bonds, the detachable GDP linked securities and the EFSF bonds . The fair value for the new Greek government bonds was determined based on the market prices on the first day of trading in March 2012. Since we have concluded that a credit related OTTI existed for all eligible Greek government bonds, the total loss recognized in AOCI for the bonds that were classified as AFS was recycled in the income statement.
[2]	(1) Relates to bonds previously in AFS that were reclassified to HTM thus there was a component in AOCI that was being amortized over the life of the bond.